TYPE			13F-HR

PERIOD			06/30/08

FILER
	CIK		0000911084
	CCC		#XDJS5RC

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: JUNE 30, 2008

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: [ ]
THIS AMENDMENT (CHECK ONE):  [ ] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   AUGUST 4, 2008

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH JUNE 30, 2008.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  45 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $32,724(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP                   COM              02209s103      630    30662 SH       Sole                    20387             10275
                                                                64     3100 SH       Other                                      3100
AMERICAN INTL GRP              COM              026874107      804    30377 SH       Sole                    19922             10455
ASPEN INS HDGS LTD             COM              G05384105      966    40830 SH       Sole                    26205             14625
                                                                43     1800 SH       Other                                      1800
BARD, C.R. INC.                COM              067383109     1612    18329 SH       Sole                    11824              6505
                                                               123     1400 SH       Other                                      1400
COMCAST CORP A                 COM              20030n101     1199    63210 SH       Sole                    39685             23525
                                                                25     1300 SH       Other                                      1300
COVIDIEN LTD                   COM              G2552X108     1137    23750 SH       Sole                    15245              8505
                                                                30      618 SH       Other                                       618
EMERSON ELECTRIC               COM              291011104     1297    26235 SH       Sole                    16440              9795
FIDELITY NATL FINL             COM              31620R105      863    68500 SH       Sole                    43770             24730
                                                                37     2970 SH       Other                                      2970
GENERAL ELECTRIC               COM              369604103     2153    80682 SH       Sole                    51652             29030
                                                                95     3550 SH       Other                                      3550
HOME DEPOT INC                 COM              437076102     1275    54461 SH       Sole                    35336             19125
JOHNSON & JOHNSON              COM              478160104     2467    38345 SH       Sole                    25187             13158
                                                               103     1600 SH       Other                                      1600
KRAFT FOODS INC                COM              50075n104      610    21437 SH       Sole                    14265              7172
                                                                61     2145 SH       Other                                      2145
L-3 COMMUN HLDGS               COM              502424104     1164    12810 SH       Sole                     8350              4460
                                                                47      515 SH       Other                                       515
LANDAMERICA FINL GRP           COM              514936103      753    33920 SH       Sole                    21770             12150
                                                                31     1410 SH       Other                                      1410
LOWE'S COMPANIES               COM              548661107     1373    66190 SH       Sole                    43450             22740
MONTPELIER RE HLDGS LTD        COM              G62185106      638    43225 SH       Sole                    28345             14880
NEWS CORP LTD A                COM              65248E104     1247    82885 SH       Sole                    53565             29320
                                                                54     3605 SH       Other                                      3605
PHILIP MORRIS INTL             COM              718172109     1514    30662 SH       Sole                    20387             10275
                                                               153     3100 SH       Other                                      3100
ST JUDE MEDICAL                COM              790849103     1181    28880 SH       Sole                    18745             10135
                                                                49     1200 SH       Other                                      1200
STRYKER CORP                   COM              863667101     1700    27030 SH       Sole                    17400              9630
                                                                70     1110 SH       Other                                      1110
TYCO ELECTRONICS               COM              G9144P105      862    24075 SH       Sole                    15570              8505
                                                                22      618 SH       Other                                       618
TYCO INTL LTD                  COM              G9143X208      960    23975 SH       Sole                    15570              8405
                                                                25      618 SH       Other                                       618
UNITEDHEALTH GRP               COM              91324p102      597    22758 SH       Sole                    15078              7680
WAL-MART STORES                COM              931142103     2634    46865 SH       Sole                    30620             16245
                                                               111     1980 SH       Other                                      1980
WYNDHAM WORLDWIDE              COM              98310W108      506    28237 SH       Sole                    18374              9863
ZIMMER HLDGS INC               COM              98956p102     1382    20305 SH       Sole                    13290              7015
                                                                56      825 SH       Other                                       825